UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21616

RMR F.I.R.E. FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR F.I.R.E. Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan
State Street Bank and Trust Company
801 Pennsylvania Avenue, Tower II, 4th Floor
Kansas City, Missouri 64102

Elizabeth Watson, Esq.
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

RMR F.I.R.E. Fund

Portfolio of Investments  –  March 31, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 95.2%
Financial Services – 26.6%
Banks – 11.7%
Bank of America Corp.	10,000	$379,100
Fifth Third Bancorp	3,000	62,760
First Commonwealth Financial Corp.	28,000	324,520
First Horizon National Corp.	11,400	159,714
Firstmerit Corp.	12,800	264,448
FNB Corp.	28,500	444,885
KeyCorp	7,000	153,650
National City Corp.	12,400	123,380
Regions Financial Corp.	4,000	79,000
Trustco Bank Corp. NY	23,400	208,026
U.S. Bancorp	1,000	32,360
		2,231,843
Thrifts – 9.8%
Beverly Hills Bancorp, Inc.	58	147
Capitol Federal Financial	9,605	359,995
Flagstar Bancorp, Inc.	25,000	180,500
IndyMac Bancorp, Inc.	5,500	27,280
New York Community Bancorp, Inc.	72,200	1,315,484
		1,883,406
Other Financial Services – 5.1%
American Capital Strategies, Ltd.	2,000	68,320
Centerline Holding Co.	44,200	179,452
Fannie Mae	13,000	342,160
Friedman Billings Ramsey Group, Inc. *	54,000	91,800
MCG Capital Corp.	32,000	290,880
		972,612
Total Financial Services (Cost $9,654,252)		5,087,861
Real Estate – 62.0%
Apartments – 6.2%
AvalonBay Communities, Inc. *	3,000	289,560
BRE Properties, Inc. *	4,000	182,240
Home Properties, Inc. *	300	14,397
Mid-America Apartment Communities, Inc. *	9,600	478,464
UDR, Inc. *	9,000	220,680
		1,185,341
Diversified – 9.4%
CapLease, Inc. *	15,000	116,550
Colonial Properties Trust *	15,780	379,509
Cousins Properties, Inc. *	6,900	170,499
DuPont Fabros Technology, Inc. *	2,500	41,225
Franklin Street Properties Corp. *	3,000	42,960
iStar Financial, Inc. *	16,000	224,480
Lexington Corporate Properties Trust *	56,400	812,724
National Retail Properties, Inc. *	143	3,153
		1,791,100
Health Care – 13.9%
Care Investment Trust, Inc. *	8,550	90,203
HCP, Inc. *	8,850	299,218
Health Care REIT, Inc. *	11,904	537,228
Healthcare Realty Trust, Inc. *	18,500	483,775
Medical Properties Trust, Inc. *	24,365	275,812
Nationwide Health Properties, Inc. *	26,400	891,000
OMEGA Healthcare Investors, Inc. *	5,000	86,800
		2,664,036

See notes to portfolio of investments

Company	Shares	Value
Common Stocks – continued
Real Estate – continued
Hospitality – 3.6%
Ashford Hospitality Trust, Inc. *	51,000	$289,680
Host Hotels & Resorts, Inc. *	10,000	159,200
LaSalle Hotel Properties *	5,400	155,142
Sunstone Hotel Investors, Inc. *	5,000	80,050
		684,072
Industrial – 6.8%
DCT Industrial Trust, Inc. *	5,200	51,792
First Industrial Realty Trust, Inc. *	40,200	1,241,778
		1,293,570
Manufactured Homes – 2.9%
Sun Communities, Inc. *	27,000	553,500
Mortgage – 4.3%
Alesco Financial, Inc. *	142,400	410,112
Anthracite Capital, Inc. *	15,000	99,000
JER Investors Trust, Inc. *	10,000	84,800
Newcastle Investment Corp. *	26,500	218,890
		812,802
Office – 9.5%
American Financial Realty Trust *	119,000	944,860
Boston Properties, Inc. *	2,000	184,140
Brookfield Properties Corp.	5,000	96,550
Parkway Properties, Inc. *	300	11,088
SL Green Realty Corp. *	7,000	570,290
		1,806,928
Retail – 4.0%
CBL & Associates Properties, Inc. *	3,000	70,590
Developers Diversified Realty Corp. *	3,000	125,640
Equity One, Inc. *	3,000	71,910
Glimcher Realty Trust *	19,300	230,828
Realty Income Corp. *	200	5,124
Simon Property Group, Inc. *	2,000	185,820
Tanger Factory Outlet Centers, Inc. *	2,000	76,940
		766,852
Specialty – 0.9%
Getty Realty Corp. *	4,000	63,720
Resource Capital Corp. *	15,588	118,001
		181,721
Storage – 0.5%
U-Store-It Trust *	8,900	100,837
Total Real Estate (Cost $16,486,087)		11,840,759
Other – 6.6%
Abingdon Investment, Ltd. (a)	100,000	604,000
Iowa Telecommunication Services, Inc.	37,500	664,875
Total Other (Cost $1,631,150)		1,268,875
Total Common Stocks (Cost $27,771,489)		18,197,495
Preferred Stocks – 75.2%
Real Estate – 70.3%
Apartments – 14.6%
Apartment Investment & Management Co., Series U *	32,500	735,475
Apartment Investment & Management Co., Series V *	27,700	621,865
Apartment Investment & Management Co., Series Y *	65,000	1,442,350
		2,799,690

See notes to portfolio of investments

Company	Shares	Value
Preferred Stocks – continued
Real Estate – continued
Diversified – 9.3%
Cousins Properties, Inc., Series B *	20,000	$409,000
Digital Realty Trust, Inc., Series A *	20,000	459,800
Duke Realty Corp., Series O *	4,000	98,400
LBA Realty LLC, Series B *	45,000	811,350
		1,778,550
Health Care – 5.9%
Health Care REIT, Inc., Series F *	26,900	645,331
OMEGA Healthcare Investors Inc., Series D *	19,000	475,000
		1,120,331
Hospitality – 21.4%
Ashford Hospitality Trust, Series D *	32,000	582,400
Eagle Hospitality Properties Trust, Inc., Series A *	14,000	140,000
Entertainment Properties Trust, Series B *	40,000	900,000
FelCor Lodging Trust, Inc., Series C *	64,000	1,257,600
Grace Acquisition I, Inc., Series B *	50,000	500,000
Host Marriott Corp., Series E *	10,000	251,500
Strategic Hotels & Resorts, Inc., Series A *	10,000	188,500
Strategic Hotels & Resorts, Inc., Series B *	13,700	263,588
		4,083,588
Manufactured Homes – 0.7%
Hilltop Holdings, Inc., Series A	6,900	145,176
Mortgage – 5.1%
Anthracite Capital, Inc., Series D *	6,000	79,500
Gramercy Capital Corp., Series A *	20,000	365,000
HomeBanc Corp., Series A *	10,000	300
MFA Mortgage Investments, Inc., Series A *	13,800	289,800
RAIT Investment Trust, Series B *	20,300	237,510
		972,110
Office – 4.2%
Alexandria Real Estate Equities, Inc., Series C *	31,600	805,168

Retail – 9.1%
CBL & Associates Properties, Inc., Series D *	10,000	196,500
Glimcher Realty Trust, Series F *	26,500	496,345
Glimcher Realty Trust, Series G *	41,000	698,230
Taubman Centers, Inc., Series G *	15,000	348,450
		1,739,525
Total Real Estate (Cost $16,810,673)		13,444,138
Financial Services – 4.9%
Corts-UNUM Provident Financial Trust	38,000	929,480
Total Financial Services (Cost $982,300)		929,480
Total Preferred Stocks (Cost $17,792,973)		14,373,618
Other Investment Companies – 11.5%
Alpine Total Dynamic Dividend Fund	29,960	482,356
Cohen & Steers Premium Income Realty Fund, Inc.	13,350	206,391
Cohen & Steers REIT and Preferred Income Fund, Inc.	8,000	155,200
Cornerstone Strategic Value Fund, Inc.	32,528	189,638
Eaton Vance Enhanced Equity Income Fund II	13,100	223,355
LMP Real Estate Income Fund, Inc.	12,411	182,318
Neuberger Berman Real Estate Securities Income Fund, Inc.	45,507	471,907
The Zweig Total Return Fund, Inc.	60,850	282,344
Total Other Investment Companies (Cost $2,878,561)		2,193,509
Rights – 0.0%
Centerline Holding Co., expiring 04/04/2008 (b)	44,200	0
MCG Capital Corp expiring 04/18/2008 (b)	4,571	4,891
Total Rights (Cost $0)		4,891

See notes to portfolio of investments

Company	Shares	Value
Short-Term Investments – 0.7%
Other Investment Companies – 0.7%
Dreyfus Cash Management, Institutional Shares, 3.32% (c) (Cost $128,410)	128,410	$128,410
Total Investments – 182.6% (Cost $48,571,433) (d)		34,897,923
Other assets less liabilities – 1.1%		216,392
Preferred Shares, at liquidation preference – (83.7)%		(16,000,000)
Net Assets applicable to common shareholders – 100%		$19,114,315

Notes to Portfolio of Investments
*	Real Estate Investment Trust, or REIT
(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.2% of net assets).
(b)	As of March 31, 2008, this security had not paid a distribution.
(c)	Rate reflects 7 day yield as of March 31, 2008.
(d)

Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31,2008, are as follows:

Cost	$48,571,433

Gross unrealized appreciation	$531,921

Gross unrealized depreciation	(14,205,431)

Net unrealized depreciation	$(13,673,510)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2007, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Information regarding FAS 157

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized broker quotes, company financial information and other market indicators to value the securities whose prices were not readily available.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$33,653,923
Level 2 - Other significant observable inputs	640,000
Level 3 – Significant unobservable inputs	604,000
Total	$34,897,923

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities Characterized as Level 3
Balance as of 12/31/07	$796,000
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	(192,000)
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance, as of 03/31/08	$604,000
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$(192,000)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 27, 2008